THE FLEX-FUNDS

THE MONEY MARKET FUND

1999 SEMI-ANNUAL REPORT June 30, 1999







                                                                  THE FLEX-FUNDS
                                                  P.O. Box 7177, Dublin OH 43017
                                                (800)325-FLEX  www.flexfunds.com


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The Flex-funds 1999 Semi-Annual Report

THE MONEY MARKET FUND

   The Money Market Fund continues to rank #1 out of 85 general purpose money market funds for cumulative total return since inception (March 1985) according to Lipper. The Fund also ranked among the top 7% of all general purpose money markets funds for average annual total return over the 1-year, 5-year, and 10-year periods.

   As of June 30, 1999, the Fund's 7-day simple yield was 4.64%, and the 7-day compound yield was 4.74%.

   Interest rates were on the rise throughout the first half of 1999, without any action by the Federal Reserve until June 30th. On that day, the Fed raised the Fed funds target rate for overnight interbank loans from 4.75% to 5.00%. It was the Fed's first action since last autumn's triple-play 0.25% rate reduction.

   The fact that interest rates across the board increased steadily over the last six months without any intervention by the Federal Reserve demonstrates two points: first, that the Federal Reserve has consistently "hinted" at possible action in order to affect the interest rate market; and second, that the markets have become quite adept at forecasting the need for interest rate adjustments. Both factors make today's economic and interest rate environment less volatile and less subject to surprise. They have also contributed to the continued steady growth of the U.S. economy.

[PHOTO] Philip A. Voelker, Portfolio Manager

   Because of this changing interest rate environment, we had decreased the Fund's average maturity by almost half - from 70 days at the start of the year to 39 days on June 30. This decision to shorten the average maturity of the Fund should help us weather any changes in interest rates that may arise in the latter half of 1999, and seek to provide investors with competitive rates of return relative to other money market funds.

  1999 SEMI-ANNUAL HIGHLIGHTS
  ---------------------------

  FUND RANKINGS among general purpose money market funds for average annual total returns as of 6/30/99 per Lipper:
     One Year:             #21 OUT OF 317
     Five Years:           #12 OUT OF 213
     Ten Years:             #5 OUT OF 130


  PERIOD & AVERAGE ANNUAL TOTAL RETURNS
  as of 6/30/99
  Year to Date........................2.33%
  One Year............................4.99%
  Five Years..........................5.31%
  Ten Years...........................5.37%
  Life of Fund1.......................6.01%

  1 Inception Date 3/27/85

  CURRENT & EFFECTIVE YIELDS as of 6/30/99
  7-day Simple Yield..................4.64%
  7-day Compound Yield................4.74%

PORTFOLIO HOLDINGS as of 6/30/99:

[GRAPH] The following information was presented as a pie chart:

  1) Commercial Paper         60.51%
  2) Variable Rate Notes      16.02%
  3) Repurchase Agreements    12.14%
  4) Corporate Notes          11.33%


The Flex-funds Money Market Fund 1999 Semi-Annual Report            Page 3


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
                             Money Market Portfolio
            Portfolio of Investments as of June 30, 1999 (Unaudited)

                                                             COUPON/YIELD MATURITY  FACE AMOUNT     AMORTIZED COST

COMMERCIAL PAPER - 60.5%
        American Honda Finance Corp.                             4.83%    07/07/99   10,000,000         $ 9,991,951
        American Honda Finance Corp.                             5.05%    07/30/99   24,353,000          24,253,931
        Bankers Trust Corp.                                      4.97%    11/09/99   25,000,000          24,547,868
        Bell Atlantic Financial Services, Inc.                   4.98%    07/01/99    4,800,000           4,800,000
        Bell Atlantic Financial Services, Inc.                   4.98%    07/06/99   10,700,000          10,692,599
        Cargill Global Funding plc                               4.96%    07/06/99   25,000,000          24,982,778
        Credit Suisse First Boston                               4.94%    09/14/99   25,000,000          24,742,708
        Credit Suisse First Boston                               4.83%    10/13/99   40,000,000          39,441,867
        Catholic Health Partners                                 4.93%    07/07/99   37,228,000          37,197,411
        Carolina Power & Light Co.                               4.82%    08/20/99   20,000,000          19,866,111
        Duff & Phelps Utility & Corp.                            4.82%    08/02/99   12,500,000          12,446,444
        Duff & Phelps Utility & Corp.                            4.85%    08/25/99   10,000,000           9,925,903
        E.I. DuPont De Nemours & Co.                             4.85%    07/21/99   50,000,000          49,865,278
        Eaton Corp.***                                           4.87%    07/19/99    7,475,000           7,456,798
        Eaton Corp.***                                           4.73%    10/08/99   10,000,000           9,869,925
        FPL Group Capital, Inc.***                               4.83%    08/10/99   27,400,000          27,252,954
        FPL Group Capital, Inc.***                               4.94%    09/15/99   25,000,000          24,739,278
        Ford Motor Credit Co.                                    5.02%    07/28/99   50,000,000          49,811,750
        General Electric Capital Corp.                           4.85%    07/02/99    3,658,000           3,657,507
        General Electric Capital Corp.                           4.84%    09/02/99   32,350,000          32,075,996
        General Electric Capital Corp.                           4.73%    10/06/99   20,000,000          19,745,106
        Ipalco Enterprises                                       4.90%    07/12/99   20,000,000          19,970,056
        LG&E Capital Corp.                                       4.97%    07/06/99   17,958,000          17,945,604
        LG&E Capital Corp.                                       4.83%    07/22/99   17,173,000          17,124,615
        MidAmerican Energy Co.                                   4.93%    07/16/99   16,300,000          16,266,517
        Motorola Credit Corp.                                    4.82%    07/02/99    4,000,000           3,999,465
        Monsanto Co.                                             4.74%    08/12/99    9,400,000           9,348,018
        Monsanto Co.                                             4.82%    08/18/99   11,000,000          10,929,307
        Monsanto Co.                                             4.82%    09/08/99   14,000,000          13,870,663
        National Rural Utilities                                 4.84%    07/06/99   10,000,000           9,993,277
        National Rural Utilities                                 4.85%    09/17/99   25,000,000          24,737,292
        Toronto Dominion Holdings USA, Inc.                      4.68%    07/19/99   40,000,000          39,906,400
        Toyota Motor Corp.                                       4.85%    07/07/99   18,400,000          18,385,127
        UBS AG                                                   4.74%    07/22/99   25,000,000          24,930,875
        Xerox Credit Corp.                                       4.82%    09/03/99   50,000,000          49,571,555

        TOTAL COMMERCIAL PAPER
        (Cost$744,342,934 )                                                                             744,342,934

CORPORATE OBLIGATIONS - 25.0%
        Aquarium Holdings KY***                                  5.13%*   07/01/99   14,000,000          14,000,000
        Associates Corp. N.A.                                    6.37%    08/15/99    2,000,000           2,003,007
        Associates Corp. N.A.                                    6.75%    10/15/99      300,000             301,316
        Baltimore Gas & Electric Co.                             8.40%    10/05/99    2,000,000           2,018,597
        Bath Technologies, Inc.                                  5.14%    07/01/99    4,500,000           4,500,000
        Bear Stearns Co., Inc.                                   6.22%    07/19/99    5,000,000           5,002,438
        Bear Stearns Co., Inc.                                   7.62%    09/15/99    4,000,000           4,020,408
        Bear Stearns Co., Inc.                                   7.63%    09/15/99    1,765,000           1,774,067
        Care Life Project***                                     5.14%    07/01/99    3,700,000           3,700,000
        Caterpillar Finance                                      6.84%    09/15/99    1,000,000           1,003,508
        Caterpillar Finance                                      6.42%    07/15/99    3,000,000           3,001,642
        Caterpillar, Inc.                                        6.80%    08/24/99      500,000             500,804
        Chase Manhattan Bank                                     5.88%    08/04/99    3,700,000           3,702,655
        Chrysler Financial                                      12.75%    11/01/99    1,000,000           1,024,342
        Citigroup                                                9.75%    08/01/99      500,000             501,938
        Citigroup                                                6.25%    10/25/99    2,000,000           2,007,555
        Clark Grave Vault Co.***                                 5.30%*   07/01/99    2,550,000           2,550,000
        Consolidated Edison***                                   5.19%*   07/01/99    8,250,000           8,250,000
        Coughlin Family Properties, Inc.***                      5.13%*   07/01/99    3,970,000           3,970,000
        D.E.D.E. Realty***                                       5.13%*   07/01/99    3,760,000           3,760,000
        Damascus-Bishop Tire                                     5.14%*   07/01/99    3,000,000           3,000,000
        Danis Construction Co.***                                5.13%    07/01/99    6,000,000           6,000,000
        Doren, Inc.***                                           5.14%*   07/01/99      400,000             400,000
        Espanola/Nambe***                                        5.14%*   07/01/99    2,115,000           2,115,000
        Fleet Mortgage Group, Inc.                               6.50%    09/15/99    4,000,000           4,011,427
        Ford Motor Credit Co.                                    6.38%    09/15/99      500,000             501,298
        Flordia Power & Light Co.                                5.50%    07/01/99    1,000,000           1,000,000


The Flex-funds Money Market Fund 1999 Semi-Annual Report            Page 4


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                                                             COUPON/YIELD MATURITY  FACE AMOUNT     AMORTIZED COST

        GTE Southwest Inc.                                       5.82%*   12/01/99    1,000,000           1,003,041
        General American Life Insurance****                      5.28%*   09/21/99   20,000,000          20,000,000
        Georgia Power Co.                                        6.12%    09/01/99    1,500,000           1,502,545
        General Motors Acceptance Corp.                          8.00%    10/01/99    3,000,000           3,021,232
        General Motors Acceptance Corp.                          8.40%    10/15/99    1,255,000           1,267,051
        Goldman Sachs Group LP                                   6.88%    09/15/99    1,000,000           1,003,365
        Hancor, Inc.***                                          5.14%*   07/01/99      600,000             600,000
        International Lease Finance Corp.                        7.41%    09/01/99    1,300,000           1,305,206
        Isaac Tire, Inc.***                                      5.13%*   07/01/99      980,000             980,000
        J.W. Harris Co., Inc.                                    5.13%*   07/01/99    2,100,000           2,100,000
        Jackson Tube Service, Inc.                               5.13%    07/01/99    4,500,000           4,500,000
        John Deere                                               6.43%    08/09/99   10,000,000          10,007,972
        Luken-Woodlawn LLC                                       5.13%    07/01/99    3,740,000           3,740,000
        Melvin Stone Co.                                         5.13%    07/01/99    7,600,000           7,600,000
        Miami Valley Steel                                       5.14%    07/01/99    2,050,000           2,050,000
        Morgan Guaranty Trust Co.                                5.75%    10/08/99      500,000             500,754
        Mubea Inc.***                                            5.14%    07/01/99    3,750,000           3,750,000
        Mubea Inc.***                                            5.14%*   07/01/99    5,400,000           5,400,000
        Norwest Financial, Inc.                                  7.20%    08/25/99    1,100,000           1,103,420
        Norwest Financial, Inc.                                  6.38%*   10/01/99      500,000             501,541
        Norwest Financial, Inc.                                  6.05%    11/19/99    2,000,000           2,006,156
        O.K.I. Supply Co.***                                     5.13%*   07/01/99    2,090,000           2,090,000
        Osco Industries, Inc.***                                 5.14%*   07/01/99    2,700,000           2,700,000
        Pepsico, Inc.                                            6.25%    09/01/99    5,000,000           5,009,300
        Presrite Corp.***                                        5.14%    07/01/99    1,700,000           1,700,000
        Pro Tire, Inc.***                                        5.13%    07/01/99    1,175,000           1,175,000
        R.I. Lampus Co.***                                       5.14%    07/01/99    2,110,000           2,110,000
        RSD Technology***                                        5.14%    07/01/99    5,770,000           5,770,000
        SBC Communication Capital Corp.                          6.40%    08/18/99    1,000,000           1,001,910
        Salomon, Inc.                                            7.13%*   08/01/99      225,000             225,343
        Seariver Maritime, Inc.                                  4.92%*   08/01/99    6,400,000           6,400,000
        SunAmerica, Inc.                                         6.20%    10/31/99   45,700,000          45,882,425
        Signature Brands                                        13.00%*   08/15/99   18,500,000          20,139,518
        Surgery Financing Co.***                                 5.14%    07/01/99    3,475,000           3,475,000
        Surgery Financing Co.***                                 5.14%    07/01/99    3,000,000           3,000,000
        Transamerica Finance                                     8.75%    10/01/99    2,000,000           2,018,168
        Transamerica Finance                                     8.08%    11/04/99    1,390,000           1,404,176
        Triangle Funding                                         5.35%    10/15/99    7,500,000           7,500,000
        Virginia Electric Power Co.                              6.35%    07/02/99    7,070,000           7,070,264
        Wisconsin Electric Power Co.                             6.20%    08/01/99    1,000,000           1,001,392
        White Castle Project***                                  5.14%    07/01/99    8,750,000           8,750,000
        World Trade Finance                                      5.07%    09/01/99   20,000,000          20,000,000

        TOTAL CORPORATE OBLIGATIONS
        (Cost$306,984,781 )                                                                             306,984,781

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.4%

        Federal Home Loan Bank                                   5.14%    07/07/99   25,000,000          25,000,000
        Student Loan Marketing Assoc.                            5.30%    07/07/99    4,350,000           4,350,130

        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $29,350,130 )                                                                              29,350,130

U.S. TREASURY OBLIGATIONS - 0.0%

    **  U.S. Treasury Bill                                       4.30%    01/06/00       63,100              61,676

        TOTAL U.S. TREASURY OBLIGATIONS
        (Cost  $61,676 )                                                                                     61,676


The Flex-funds Money Market Fund 1999 Semi-Annual Report            Page 5


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                                                             COUPON/YIELD MATURITY  FACE AMOUNT     AMORTIZED COST

REPURCHASE AGREEMENTS - 12.1%

        Banc of America Securities LLC (Collateralized by        5.60%    07/01/99   50,000,000          50,000,000
             $51,379,000 various commercial papers,
             5.50% - 5.54%, 07/19/99 - 09/20/99,
             market value - $51,000,007)

        Prudential Securities (Collateralized by $53,556,000     5.10%    07/01/99   48,000,000          48,000,000
             various U.S. Government securities,
             6.00% - 6.50%, 02/25/14 - 04/15/14,
             market value - $50,383,685)

        State Street Bank & Trust Co. (Collateralized by         4.90%    07/01/99   31,569,000          31,569,000
             $32,201,291 FFCB, 5.13%, 04/02/01,
             market value - $32,201,291)

        State Street Bank & Trust Co. (Collateralized by         4.70%    07/01/99   19,721,000          19,721,000
             $31,662,245 SLMA, 5.20%, 01/25/07,
             market value - $20,117,704)

        TOTAL REPURCHASE AGREEMENTS
        (Cost $149,290,000 )                                                                            149,290,000

TOTAL INVESTMENTS - 100.0%
(Cost$1,230,029,521)(a)                                                                              $1,230,029,521


        TRUSTEE DEFERRED COMPENSATION*****                                              SHARES               VALUE

                  Flex-funds Highlands Growth Fund                                          356               7,470
                  Flex-funds Muirfield Fund                                                 541               3,465
                  Flex-funds Total Return Utilities Fund                                    156               3,015
                  Flex Partners International Equity Fund                                   278               3,757

             TOTAL TRUSTEE DEFERRED COMPENSATION
             (Cost   $14,513 )                                                                              $17,707


(a)  Cost for federal income tax and financial reporting purposes are the same.

FHLMC: Federal Home Loan Mortgage Corporation

Remic: Real Estate Mortgage Investment Conduit

FFCB: Federal Farm Credit Bureau

SLMA: Student Loan Marketing Association

* Variable rate security. Interest rate is as of June 30, 1999. Maturity date reflects the next rate change date.

**   Pledged as collateral on Letter of Credit.

*** Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees.

**** Illiquid security. The sale or disposition of such security may not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.

***** Assets of affiliates to the Money Market Portfolio held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.


See accompanying notes to financial statements.


The Flex-funds Money Market Fund 1999 Semi-Annual Report            Page 6


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                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 1999 (Unaudited)


                                                MONEY MARKET FUND
  Assets:
    Investment in corresponding portfolio
       at value                                   $183,305,649
    Receivable for capital stock issued                    ---
    Unamortized organization costs                         ---
    Other assets                                        84,454

  Total Assets                                     183,390,103

  Liabilities:
    Payable for capital stock redeemed                     ---
    Dividends payable                                  681,039
    Accrued 12b-1 distribution fees                     33,994
    Accrued transfer agent and
       administrative fees                              17,414
    Other accrued liabilities                            2,245

  Total Liabilities                                    734,692

  Net Assets                                       182,655,411

  Net Assets:
    Capital                                        182,655,411
    Accumulated undistributed (distributions
      in excess of) net investment income                  ---
    Accumulated undistributed net realized
      gain (loss) from investments                         ---
    Net unrealized appreciation (depreciation)             ---
      of investments

  Net Assets                                      $182,655,411

    Capital Stock Outstanding                      182,655,411
      (indefinite number of shares authorized,
      $0.10 par value)

    Net Asset Value, Offering and
      Redemption Price Per Share                         $1.00


                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)


                                              MONEY MARKET FUND
  Net Investment Income from Corresponding
  Portfolio:
    Interest                                     $4,987,874
    Dividends                                           ---
    Expenses net of waivers and/or
       reimbursement                               (177,240)

  Total Net Investment Income from
    Corresponding Portfolio                       4,810,634

  Fund Expenses:
    Administrative fee                               49,299
    Transfer agent fees                              63,712
    Audit fees                                        1,892
    Legal fees                                          686
    Printing                                         19,862
    Amortization of organizational costs                ---
    Distribution plan                                78,879
    Postage                                           9,785
    Registration and filing fees                     10,899
    Insurance                                           579
    Other expenses                                    1,957

  Total Expenses                                    237,550

    Expenses reimbursed by investment advisor       (17,311)

  Net Expenses                                      220,239

  NET INVESTMENT INCOME (LOSS)                    4,590,395

  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                    $4,590,395


  See accompanying notes to financial statements


The Flex-funds Money Market Fund 1999 Semi-Annual Report            Page 7


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                       STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)


                                               Six Months
                                              Ended 6/30/99       Year ended
                                               (Unaudited)         12/31/98
  INCREASE (DECREASE) IN NET ASSETS:

  OPERATIONS:
    Net investment income (loss)                $4,590,395         $8,867,836
  Net increase (decrease) in net assets
    resulting from operations                    4,590,395          8,867,836

  DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
    Net investment income                       (4,590,395)        (8,867,836)
    In excess of net investment income                 ---                ---

    Net decrease in net assets resulting
      from dividends and distributions          (4,590,395)        (8,867,836)

  CAPITAL TRANSACTIONS:
    Issued                                     331,806,373        478,112,579
    Reinvested                                   3,849,142          8,641,621
    Redeemed                                  (307,255,401)      (501,833,777)

  Net increase (decrease) in net assets
    resulting from capital share
    transactions                                28,400,114        (15,079,577)

  TOTAL INCREASE IN NET ASSETS                  28,400,114        (15,079,577)

  NET ASSETS - Beginning of period             154,255,297        169,334,874

  NET ASSETS - End of period                  $182,655,411       $154,255,297

  SHARE TRANSACTIONS:
    Issued                                     331,806,373        478,112,579
    Reinvested                                   3,849,142          8,641,621
    Redeemed                                  (307,255,401)      (501,833,777)
    Change in shares                            28,400,114        (15,079,577)


  See accompanying notes to financial statements


The Flex-funds Money Market Fund 1999 Semi-Annual Report            Page 8

FINANCIAL HIGHLIGHTS
MONEY MARKET FUND

                                              Six Months                              Years Ended December 31,
                                             Ended 6/30/99        ------------------------------------------------------------
                                              (Unaudited)          1998             1997        1996         1995         1994

Net Asset Value, Beginning of Period             $1.00            $1.00            $1.00       $1.00        $1.00        $1.00
   Income from Investment Operations
   Net Investment Income                          0.023            0.052            0.053       0.05         0.06         0.04
   Total From Investment Operations               0.023            0.052            0.053       0.05         0.06         0.04

Less Distributions
   Dividends (from net investment income)        (0.023)          (0.052)          (0.053)     (0.05)       (0.06)       (0.04)
   Total Distributions                           (0.023)          (0.052)          (0.053)     (0.05)       (0.06)       (0.04)
Net Asset Value, End of Period                    $1.00           $1.00           $1.00       $1.00        $1.00        $1.00

Total Return                                       2.33%(1)        5.31%           5.38%       5.27%        5.85%        4.10%

Ratios/Supplemental Data
   Net Assets, End of Period ($000)             $182,655        $154,255        $169,335    $119,947     $141,087     $164,838
   Ratio of Expenses to Average Net Assets         0.40%(2)        0.40%           0.40%       0.40%        0.40%        0.37%
   Ratio of Net Investment Income to
      Average Net Assets                           4.66%(2)        5.19%           5.26%       5.15%        5.70%        4.02%
   Ratio of Expenses to Average Net Assets,
      before waiver of fees(3)                     0.53%(2)        0.59%           0.59%       0.58%        0.64%        0.57%
   Ratio of Net Investment Income to Average
      Net Assets, before waiver of fees(3)         4.53%(2)        5.00%           5.07%       4.97%        5.46%        3.82%

(1) Not Annualized
(2) Annualized
(3) Ratio includes fees waived in corresponding portfolio


See accompanying notes to financial statements


The Flex-funds Money Market Fund 1999 Semi-Annual Report            Page 9

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 1999 (UNAUDITED)


1.       ORGANIZATION

The Flex-funds Trust (the "Trust") was organized in 1982 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers five separate series, and it is presently comprised of five separate funds including The Money Market Fund (the "Fund"). The Fund invests all of its investable assets in a corresponding open-end management investment company (the "Portfolio") having the same investment objective as the Fund. The Fund, the Portfolio into which the Fund invests and the percentage of each Portfolio owned by the Fund is as follows:

                                                     PERCENTAGE OF PORTFOLIO
                                                     OWNED BY FUND AS OF
FUND                       PORTFOLIO                 JUNE 30, 1999
----                       ---------                 -------------
The Money Market Fund      Money Market Portfolio         15%

The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

2.   SIGNIFICANT ACCOUNTING POLICES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

The Fund values its investment in the corresponding Portfolio at fair value. Valuation of securities held by the Portfolio is further described at Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

INCOME TAXES

It is Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net capital gains to its shareholders. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. The Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences have been reclassified among the components of net assets.


The Flex-funds Money Market Fund 1999 Semi-Annual Report            Page 10

INVESTMENT INCOME & EXPENSES

The Fund records daily its proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund's relative net assets or other appropriate basis.

3.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), provides the Portfolio with investment management, research, statistical and advisory services.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of $20 per active shareholder account or 0.06% of the Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 from the Fund.

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund's average daily net assets.

RMA has voluntarily agreed to reimburse the Fund for the amount by which annual expenses of the Fund including expenses allocated from its respective Portfolio (excluding interest, taxes, brokerage fees, and extraordinary expenses) exceed 0.40% of average daily net assets of the Fund on an annual basis. Such reimbursement is limited to the total of fees charged the Fund by RMA and MFSCo.

Pursuant to Rule 12b-1 of the Act, the Fund has adopted a Distribution Plan (the "Plan"). Under the provisions of the Plan, the Fund may incur certain expenses associated with the distribution of fund shares in amounts not to exceed 0.20% of the average daily net assets of the Fund on an annual basis.

Certain officers of the Funds and trustees of the Trust and the Portfolios are also officers or directors of MII, RMA and MFSCo.


The Flex-funds Money Market Fund 1999 Semi-Annual Report            Page 11

                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 1999 (Unaudited)


                                              MONEY MARKET PORTFOLIO
Assets:
  Investments, at market value*                   $1,080,739,521
  Repurchase agreements, at cost*                    149,290,000
  Trustee deferred compensation investments, at           20,901
    market value
  Cash                                                       559
  Receivable for securities sold                             ---
  Receivable for net variation margin on futures             ---
  Receivable from corresponding Fund                   1,853,723
  Interest receivable                                  5,019,977
  Dividends receivable                                       ---
  Prepaid/Other assets                                   116,098

Total Assets                                      $1,237,040,779

Liabilities:
  Payable for securities purchased                     1,600,000
  Payable for Trustee Deferred Compensation Plan          20,901
  Payable to investment adviser                          169,391
  Accrued audit fees                                       6,264
  Accrued legal fees                                         214
  Accrued custodian fees                                  11,246
  Accrued trustee fees                                       ---
  Accrued fund accounting fees                            13,922
  Other accrued liabilities                                7,551

Total Liabilities                                      1,829,489


Net Assets                                        $1,235,211,290

Net Assets:
  Capital                                          1,235,211,290
  Net unrealized appreciation (depreciation) of              ---
    investments

Net Assets                                         $1,235,211,290

  *Securities at cost                              $1,230,029,521


                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)


                                      MONEY MARKET PORTFOLIO
 NET INVESTMENT INCOME
  Interest                                 $29,626,485
  Dividends                                        ---

Total Investment Income                     29,626,485

Expenses:
  Investment advisory fees                   1,540,234
  Audit fees                                     6,286
  Custodian fees                                41,994
  Trustees fees and expenses                    14,620
  Legal fees                                       222
  Accounting fees                               76,982
  Insurance                                     34,197
  Other expenses                                 2,690

Total Expenses                               1,717,225

  Investment advisory fees waived             (660,724)
  Directed brokerage payments received             ---

Total Net Expenses                           1,056,501

NET INVESTMENT INCOME                       28,569,984

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $28,569,984


  See accompanying notes to financial statements


The Flex-funds Money Market Fund 1999 Semi-Annual Report            Page 12

                      STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)


                                                   Six Months
                                                  Ended 6/30/99    Year ended
                                                   (Unaudited)      12/31/98
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
  Net investment income                            $28,569,984      $40,566,858
  Net realized gain (loss) from investments
    and futures contracts                                  ---              ---
  Net change in unrealized appreciation
    (depreciation) of investments                          ---              ---

Net increase (decrease) in net assets
  resulting from operations                         28,569,984       40,566,858

TRANSACTIONS OF INVESTORS' BENEFICIAL INTERESTS:
  Contributions                                  3,932,769,311    3,894,846,315
  Withdrawals                                   (3,524,397,328)  (3,742,162,497)

Net increase (decrease) in net assets resulting
  from transactions of investors' beneficial
  interests                                        408,371,983      170,683,818

TOTAL INCREASE IN NET ASSETS                       436,941,967      211,250,676

NET ASSETS - Beginning of period                   798,269,323      587,018,647

NET ASSETS - End of period                      $1,235,211,290     $798,269,323


  See accompanying notes to financial statements


MONEY MARKET PORTFOLIO
                                               Six Months                             Year Ended December 31,
                                              Ended 6/30/99    -----------------------------------------------------------------
                                               (Unaudited)       1998            1997          1996         1995         1994

   Net Assets, End of Period ($000)            $1,233,358      $798,269        $587,019      $352,930     $256,126     $224,523
   Ratio of Expenses to Average Net Assets        0.18%(1)        0.18%           0.18%         0.19%        0.21%        0.19%
   Ratio of Net Investment Income to
      Average Net Assets                          4.87%(1)        5.39%           5.47%         5.34%        5.87%        4.28%
   Ratio of Expenses to Average Net Assets,
      before waiver of fees                       0.29%(1)        0.30%           0.31%         0.33%        0.37%        0.39%
   Ratio of Net Investment Income to Average
      Net Assets, before waiver of fees           4.76%(1)        5.27%           5.34%         5.20%        5.70%        4.08%

(1) Annualized


The Flex-funds Money Market Fund 1999 Semi-Annual Report            Page 13

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 1999 (UNAUDITED)


1.   ORGANIZATION

The Money Market Fund (the "Fund") invests all of its investable assets in a corresponding open-end management investment company (a "Portfolio") having the same investment objective as the Fund. The Portfolio is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The investment objective of the Money Market Portfolio is to seek current income and stable net asset values through investment in a portfolio of money market instruments. The financial statements of the Fund are included elsewhere in this report.

2.   SIGNIFICANT ACCOUNTING POLICES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Money market securities held in the Money Market Portfolio are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS

The Portfolio may engage in repurchase agreement transactions whereby the Portfolio takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Portfolio and an obligation of the Portfolio to resell the instrument at an agreed upon price and term. At all times, the Portfolio maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

DEFERRED TRUSTEE COMPENSATION

Under a Deferred Compensation Plan (the "Plan") non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in the shares of the Flex-funds and Flex-Partners Funds. Deferred amounts remain in the Portfolios until distributed in accordance with the Plan.

LETTER OF CREDIT

The Portfolio has pledged as collateral a U.S. Government Security, cash or other high-grade debt security solely for the benefit of ICI Mutual Insurance Co. for the Portfolio's fidelity bond coverage.


The Flex-funds Money Market Fund 1999 Semi-Annual Report            Page 14

INCOME TAXES

The Portfolio will be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no Federal income tax provision is required.

SECURITIES TRANSACTIONs

The Portfolio records security transactions on the trade date. Interest income (including amortization of premium and accretion of discount) is recognized as earned.

3.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), provides the Portfolio with investment management, research, statistical and advisory services. For such services the Portfolio pays monthly a fee at the following annual rates: 0.40% of average daily net assets up to $100 million and 0.25% of average daily net assets exceeding $100 million. During the six months ended June 30, 1999, RMA voluntarily waived a portion of its investment advisory fees in the Portfolio.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as accounting services agent for the Portfolio. In compensation for such services, each Portfolio pays MFSCo an annual fee equal to the greater of:

         a. 0.15% of the first $10 million of average daily net assets, 0.10% of the next $20 million of average daily net assets, 0.02% of the next $50 million of average daily net assets, and 0.01% in excess of $80 million of average daily net assets, or

         b.       $30,000.

Certain officers and trustees of the Portfolios are also officers or directors of MII, RMA and MFSCo.

4.   SECURITIES TRANSACTIONS

As of June 30, 1999, the aggregate cost basis of investments for Federal income tax was $1,230,029,521.


The Flex-funds Money Market Fund 1999 Semi-Annual Report            Page 15

THE FLEX-FUNDS
R. Meeder & Associates, P.O. Box 7177, Dublin OH 43017